CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	¥ 145,315	¥ 247,809
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	235,769	223,844
Principal payments received under net investment in leases	303,384	342,961
Provision for doubtful receivables and probable loan losses	0	15,724
Provision for credit losses	10,166	0
Equity in net income of affiliates (excluding interest on loans)	(974)	(52,685)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(9,436)	(58,488)
Bargain purchase gain	(4,365)	(1,022)
Gains on sales of securities other than trading	(9,626)	(16,961)
Gains on sales of operating lease assets	(20,370)	(37,278)
Write-downs of long-lived assets	591	554
Write-downs of securities	4,214	36
(Increase) Decrease in trading securities	(9,732)	18,489
Increase in inventories	(15,148)	(9,546)
(Increase) Decrease in trade notes, accounts and other receivable	3,544	(676)
Decrease in trade notes, accounts and other payable	(39,398)	(41,358)
Increase in policy liabilities and policy account balances	174,202	52,805
Other, net	(12,079)	36,481
Net cash provided by operating activities	756,057	720,689
Cash Flows from Investing Activities:
Purchases of lease equipment	(490,551)	(733,861)
Installment loans made to customers	(830,892)	(1,152,489)
Principal collected on installment loans	794,802	824,870
Proceeds from sales of operating lease assets	104,682	221,689
Investment in affiliates, net	(6,747)	(25,467)
Proceeds from sales of investment in affiliates	29,195	67,865
Purchases of available-for-sale debt securities	(510,710)	(582,552)
Proceeds from sales of available-for-sale debt securities	181,751	210,817
Proceeds from redemption of available-for-sale debt securities	24,408	67,905
Purchases of equity securities other than trading	(47,464)	(29,753)
Proceeds from sales of equity securities other than trading	20,624	27,279
Purchases of property under facility operations	(37,935)	(24,915)
Acquisitions of subsidiaries, net of cash acquired	(63,299)	(11,390)
Sales of subsidiaries, net of cash disposed	3,463	72,710
Other, net	(19,939)	(20,363)
Net cash used in investing activities	(848,612)	(1,087,655)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	30,979	60,958
Proceeds from debt with maturities longer than three months	850,895	518,207
Repayment of debt with maturities longer than three months	(741,946)	(612,954)
Net increase in deposits due to customers	110,027	241,520
Cash dividends paid to ORIX Corporation shareholders	(95,164)	(103,824)
Acquisition of treasury stock	(50,163)	(13,285)
Contribution from noncontrolling interests	11,071	19,355
Purchases of shares of subsidiaries from noncontrolling interests	(4,231)	(3,506)
Net increase (decrease) in call money	(12,500)	5,000
Other, net	(8,875)	(2,965)
Net cash provided by financing activities	90,093	108,506
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	216	(4,511)
Net decrease in Cash, Cash Equivalents and Restricted Cash	(2,246)	(262,971)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,135,284	1,283,580
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,133,038	¥ 1,020,609